INVENTORY, NET (Details Narrative) - USD ($)	Sep. 30, 2022	Jul. 05, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Finished goods	$ 3,957,950		$ 4,482,291		$ 2,556,368
Allowance for inventory obsolescence	$ 433,714		108,055	$ 284,780	$ 85,058
Exchange of assets inventory		$ 400,000
Inventory related to the purchase		$ 177,000
South Korean Subsidiary [Member]
Finished goods			$ 1,900,000